Leasing Activity	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leasing Activity

Note 8: Leasing Activity
The information below provides a summary of our leasing activities as a lessor and lessee.

As a Lessor
Table 8.1 presents the composition of our leasing revenue and Table 8.2 provides the components of our investment in lease financing. Noninterest income on leases, included in Table 8.1 is included in other noninterest income on our consolidated statement of income. Lease expense, included in other noninterest expense on our consolidated statement of income, was $750 million, $867 million, and $1.0 billion for the years ended December 31, 2022, 2021 and 2020, respectively.
In 2021, we recognized an impairment charge of $268 million due to weakening demand for certain rail cars used for transportation of coal products. There were no impairments of rail cars as of December 31, 2022. Our rail car leasing business is in Corporate for our operating segment disclosures. For additional information on the accounting for impairment of operating lease assets, see Note 1 (Summary of Significant Accounting Policies).
Table 8.1: Leasing Revenue

	Year ended December 31,
(in millions)	2022	2021	2020
Interest income on lease financing	$600	683	853
Other lease revenue:
Variable revenue on lease financing	114	101	107
Fixed revenue on operating leases	972	995	1,169
Variable revenue on operating leases	58	64	47
Other lease-related revenue (1)	125	(164)	(78)
Noninterest income on leases	1,269	996	1,245
Total leasing revenue	$1,869	1,679	2,098
(1)    Includes net gains (losses) on disposition of assets leased under operating leases or lease financings, and impairment charges.
Table 8.2: Investment in Lease Financing

(in millions)	Dec 31, 2022	Dec 31, 2021
Lease receivables	$13,139	12,756
Residual asset values	3,554	3,721
Unearned income	(1,785)	(1,618)
Lease financing	$14,908	14,859
Our net investment in financing and sales-type leases included $789 million and $1.0 billion of leveraged leases at December 31, 2022 and 2021, respectively.
As shown in Table 7.4, included in Note 7 (Intangible Assets and Other Assets), we had $5.8 billion and $6.2 billion in operating lease assets at December 31, 2022 and 2021, respectively, which was net of $3.1 billion of accumulated depreciation for both periods. Depreciation expense for the operating lease assets was $477 million, $604 million and $755 million in 2022, 2021 and 2020, respectively.
Table 8.3 presents future lease payments owed by our lessees.
Table 8.3: Maturities of Lease Receivables

	December 31, 2022
(in millions)	Direct financing and sales- type leases	Operating leases
2023	$4,260	571
2024	3,265	437
2025	2,221	320
2026	1,260	193
2027	649	120
Thereafter	1,484	164
Total lease receivables	$13,139	1,805
As a Lessee
Substantially all of our leases are operating leases. Table 8.4 presents balances for our operating leases.

Table 8.4: Operating Lease Right-of-Use (ROU) Assets and Lease Liabilities

(in millions)	Dec 31, 2022	Dec 31, 2021
ROU assets	$3,837	3,805
Lease liabilities	4,465	4,476
Table 8.5 provides the composition of our lease costs, which are predominantly included in net occupancy expense.
Table 8.5: Lease Costs

	Year ended December 31,
(in millions)	2022	2021	2020
Fixed lease expense – operating leases	$1,022	1,048	1,149
Variable lease expense	277	289	299
Other (1)	(37)	(93)	(77)
Total lease costs	$1,262	1,244	1,371
(1)Predominantly includes gains recognized from sale leaseback transactions and sublease rental income.

Table 8.6 provides the future lease payments under operating leases as well as information on the remaining average lease term and discount rate as of December 31, 2022.
Table 8.6: Lease Payments on Operating Leases

(in millions, except for weighted averages)	Dec 31, 2022
2023	$883
2024	947
2025	772
2026	633
2027	488
Thereafter	1,142
Total lease payments	4,865
Less: imputed interest	400
Total operating lease liabilities	$4,465
Weighted average remaining lease term (in years)	6.5
Weighted average discount rate	2.6%
Our operating leases predominantly expire within the next 15 years, with the longest lease expiring in 2105. We do not include renewal or termination options in the establishment of the lease term when we are not reasonably certain that we will exercise them. As of December 31, 2022, we had additional operating leases commitments of $654 million, predominantly for real estate, which leases had not yet commenced. These leases are expected to commence during 2024 and have lease terms of 3 years to 20 years.